Risk management (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds issued 2014-2018			$ 699,000,000	$ 699,000,000	$ 699,000,000	$ 699,000,000
Number of specific financial assets. | item		2
Impairment	$ 0	$ 4,083,000	0
Market risk and asset risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Threshold percentage of price of investment in corporate bonds and funds	10.00%
Increase in income	$ 1,660,000	3,797,000
Decrease in net assets	1,660,000	3,797,000
Fair value of the Group’s offsetting long positions	0	91,493,000
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds issued 2014-2018			699,000,000	699,000,000	699,000,000	699,000,000
Bonds interest payable in future year			$ 215,000,000	$ 215,000,000	$ 215,000,000	$ 215,000,000
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 42,375,000	$ 62,690,000